REAL ESTATE ASSETS (Business Acquisition, Pro Forma Information) (Detail) - 2017 Acquisitions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pro forma basis (unaudited)
Revenue	$ 424,416	$ 412,883
Net income	$ 80,912	$ 71,301